State Street Corporation

One Lincoln Street

Mail Stop: 0805

Boston, MA 02111

May 3, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

RE: Litman Gregory Funds Trust (the "Trust")

File Nos. 333-10015, 811-07763

Post Effective Amendment No. 103

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and Statement of Additional Information, each dated April 30, 2021, do not differ from those contained in Post-Effective Amendment No. 103 to the Trust's Registration Statement on Form N-1A that was filed electronically via EDGAR on April 29, 2021 (Accession #0001193125-21- 140814).

If you have any questions concerning this filing, you may contact me at (617) 662-7193.

Very truly yours,

/s/ Karen Jacoppo-Wood Karen Jacoppo-Wood Managing Director

cc:John Coughlan